Annual Total Returns - Macquarie Multi-Asset Income Fund - Class A	Sep. 30, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2016	7.09%
2017	10.49%
2018	(4.71%)
2019	15.53%
2020	3.87%
2021	11.70%
2022	(12.11%)
2023	9.27%
2024	1.44%